Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Multi-Manager Total Return Bond Strategies Fund Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 11,832	$ 10,943	$ 11,039	$ 12,601	$ 12,432	$ 11,643	$ 10,650	$ 10,775	$ 10,634	$ 10,049	$ 10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,765	$ 10,965	$ 11,098	$ 12,542	$ 12,553	$ 11,789	$ 10,701	$ 10,814	$ 10,761	$ 10,156	$ 10,000